October 24, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Rule 24f-2 Notice for
     MERRILL LYNCH CALIFORNIA INSURED
     MUNICIPAL BOND FUND OF THE
     MERRILL LYNCH CALIFORNIA
     MUNICIPAL SERIES TRUST
     File No. 33-55864


Dear Sirs:

In accordance with the provisions of
Rule 24f-2 under the Investment Company
Act of 1940, Merrill Lynch California
Insured Municipal Bond Fund of
the Merrill Lynch California Municipal Series
Trust(the "Fund") hereby files its Rule 24f-2
Notice (the "Notice").

1. The Notice is being filed for the fiscal year of the Fund ended August 31, 1995 (the "Fiscal Year").

2. No shares of beneficial interest of
    the Fund which had been registered
   under the Securities Act of 1933
   (the "Securities Act") other than
   pursuant to Rule 24f-2 remained unsold
   at the beginning of the Fiscal Year.

3. No shares of beneficial interest were registered under the Securities Act during the Fiscal Year other than pursuant to Rule 24f-2.

4. 2,443,010 shares of beneficial interest were sold during the Fiscal Year.*






_______________
*Of this amount, 182,796 Class A shares
were sold at an aggregate price of
$1,698,355, 1,704,924 Class B shares
were sold at an aggregate price of
$15,799,247, 247,131 Class C shares
were sold at an aggregate price of
$2,347,801 and 308,159 Class D shares
were sold at an aggregate price of
$2,908,093.  The aggregate sale price
for all shares of beneficial interest sold during the fiscal year was $22,753,496.

5. 2,443,010 shares of beneficial interest were sold during the Fiscal Year in reliance upon registration pursuant to
   Rule 24f-2. Transmitted with the Notice
   is an opinion of Brown & Wood, counsel
   for the Fund, indicating that the securities the registration of which this Notice makes definite in number were legally issued, fully paid for and non-assessable.

6. Since the aggregate sale price of
   securities sold during the Fiscal Year
   in reliance upon registration pursuant to Rule 24f-2 is less than the aggregate redemption price of securities redeemed during the Fiscal Year, no filing fee is required in connection with the filing of this Notice. The calculation is as follows:


   (i) Actual aggregate sale price
      for the 2,443,010 shares of
      beneficial interest sold during
      the Fiscal Year in reliance upon
      registration pursuant to
      Rule 24f-2.                             $22,753,496

reduced by

  (ii) Actual aggregate redemption
      price for the 2,909,691 shares
      of beneficial interest redeemed
      during the Fiscal Year.*           $26,879,948


equals amount on which filing fee is based

                                                       $0


Please direct any questions relating to this filing to Jerry Weiss, Merrill Lynch Asset
Management, P.O. Box 9011, Princeton, NJ
08543, (609) 282-1727 or to Laurin Blumenthal
Kleiman at Brown & Wood, One World Trade
Center, New York, New York  10048,
212) 839-5525.


Very truly yours,

MERRILL LYNCH CALIFORNIA INSURED
MUNICIPAL BOND FUND OF
MERRILL LYNCH CALIFORNIA
MUNICIPAL SERIES TRUST





By /s/ Jerry Weiss
   - - - - - - - - - - -
     Jerry Weiss
      Secretary

_______________
*Of this amount, 415,410 Class A shares
were redeemed at an aggregate price of
$3,820,473, 2,311,348 Class B shares
were redeemed at an aggregate price of
$21,348,197, 64,156 Class C shares
were redeemed at an aggregate price of
$608,073 and 118,777 Class D shares
were redeemed at an aggregate price
of $1,103,205.